Shareholders' equity	6 Months Ended
Jun. 30, 2024
Shareholders' equity and share-based payments.
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

	December 31, 2023	June 30, 2024
Number of treasury shares	60,543,213	87,791,389
Percentage of share capital	2.51%	3.66%

At its meeting on February 6, 2024, the Board of Directors decided, following the authorization of the Extraordinary Shareholder’s Meeting on May 25, 2022, to cancel 25 405 361 treasury shares bought back between August 25, 2023 and October 26, 2023.

Dividend

The Shareholder’s Meeting of May 24, 2024 approved the distribution of an ordinary dividend at €3.01 per share. The final dividend for fiscal year 2023 was paid according to the following timetable :

Dividend 2023	First interim	Second interim	Third interim	Final
Amount	€0.74	€0.74	€0.74	€0.79
Set date	April 26, 2023	July 26, 2023	October 25, 2023	May 24, 2024
Ex-dividend date	September 20, 2023	January 2, 2024	March 20, 2024	June 19, 2024
Payment date	October 2, 2023	January 12, 2024	April 3, 2024	July 1, 2024

The Board of Directors, at its meeting on April 25, 2024, set the first interim dividend for the fiscal year 2024 at €0.79 per share. The ex-dividend date of this interim dividend will be September 25, 2024 and it will be paid in cash on October 1st, 2024.

Furthermore, the Board of Directors, at its meeting on July 24, 2024, set the second interim dividend for the fiscal year 2024 at €0.79 per share, i.e. an amount equal to the aforementioned first interim dividend. The ex-dividend date of this interim dividend will be January 2, 2025 and it will be paid in cash on January 6, 2025.

Dividend 2024	First interim	Second interim
Amount	€ 0.79	€ 0.79
Set date	April 25, 2024	July 24, 2024
Ex-dividend date	September 25, 2024	January 2, 2025
Payment date	October 1, 2024	January 6, 2025

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €1.51 per share for the 2nd quarter 2024 (€2.23 per share for the 1st quarter 2024 and €1.51 per share for the 2nd quarter 2023). Diluted earnings per share calculated using the same method amounted to €1.51 per share for the 2nd quarter 2024 (€2.21 per share for the 1st quarter 2024 and €1.51 per share for the 2nd quarter 2023).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

TotalEnergies SE has not issued any perpetual subordinated notes during the first half of 2024.

On April 4th, 2024, TotalEnergies SE has fully reimbursed the nominal amount of €1,500 million of perpetual subordinated notes carrying a coupon of 1.750%, issued in April 2019, on their first call date.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2024	1st half 2023
Actuarial gains and losses	20	138

Change in fair value of investments in equity instruments	143	3

Tax effect	(19)	(51)
Currency translation adjustment generated by the parent company	(2,189)	1,409
Sub-total items not potentially reclassifiable to profit and loss	(2,045)	1,499

Currency translation adjustment	1,622	(1,299)
- unrealized gain/(loss) of the period	1,634	(1,381)
- less gain/(loss) included in net income	12	(82)

Cash flow hedge	1,400	1,891
- unrealized gain/(loss) of the period	1,346	1,699
- less gain/(loss) included in net income	(54)	(192)

Variation of foreign currency basis spread	(15)	8
- unrealized gain/(loss) of the period	(6)	(8)
- less gain/(loss) included in net income	9	(16)

Share of other comprehensive income of equity affiliates, net amount	(114)	(95)
- unrealized gain/(loss) of the period	(103)	(84)
- less gain/(loss) included in net income	11	11

Other	-	(1)

Tax effect	(372)	(472)
Sub-total items potentially reclassifiable to profit and loss	2,521	32
Total other comprehensive income (net amount)	476	1,531

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2024			1st half 2023
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	20	12	32	138	(50)	88
Change in fair value of investments in equity instruments	143	(31)	112	3	(1)	2
Currency translation adjustment generated by the parent company	(2,189)	-	(2,189)	1,409	-	1,409
Sub-total items not potentially reclassifiable to profit and loss	(2,026)	(19)	(2,045)	1,550	(51)	1,499
Currency translation adjustment	1,622	-	1,622	(1,299)	-	(1,299)
Cash flow hedge	1,400	(376)	1,024	1,891	(470)	1,421

Variation of foreign currency basis spread	(15)	4	(11)	8	(2)	6
Share of other comprehensive income of equity affiliates, net amount	(114)	-	(114)	(95)	-	(95)
Other	-	-	-	(1)	-	(1)
Sub-total items potentially reclassifiable to profit and loss	2,893	(372)	2,521	504	(472)	32
Total other comprehensive income	867	(391)	476	2,054	(523)	1,531